UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE


Report for the Calendar Year of Quarter Ended:  March 31, 2008

Check here if Amendment [ ]; Amendment Number:
      This Amendment (Check only one.):   [ ]  is a restatement
                                          [ ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Zevenbergen Capital Investments LLC
Address:    601 Union Street, Suite 4600
            Seattle, WA  98101

13F File Number:  028-10622

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Justin Buller
Title:      Senior Compliance Associate
Phone:      206-682-8469

Signature, Place and Date of Signing:

/s/ Justin Buller
-------------------------------
Justin Buller              Seattle, Washington            May 14, 2008

Report Type:

[X]   13F HOLDINGS REPORT
[ ]   13F NOTICE
[ ]   13F COMBINATION REPORT

                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:  1

Form 13F Information Table Entry Total:  76

Form 13F Information Table Value Total:  $2,021,887 (thousands)


List Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

Form 13F File Number          Name
--------------------          ----
028-04696                     SunTrust Banks, Inc.

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Alcon, Inc.                    COM              H01301102    20007   140650 SH       DEFINED 01              57100             83550
Alliance Data Systems Corporat COM              018581108    18598   391450 SH       DEFINED 01             149450            242000
Allscripts Healthcare Solution COM              01988P108    10421  1009800 SH       DEFINED 01             385700            624100
Amazon.com, Inc.               COM              023135106     1829    25650 SH       DEFINED 01              23150              2500
American Tower Corporation     COM              029912201    38736   987900 SH       DEFINED 01             412400            575500
Amylin Pharmaceuticals, Inc.   COM              032346108      932    31900 SH       DEFINED 01               2900             29000
Apple Inc.                     COM              037833100   112963   787200 SH       DEFINED 01             341250            445950
ArthroCare Corporation         COM              043136100    26353   790200 SH       DEFINED 01             300600            489600
AspenBio Pharma, Inc.          COM              045346103     1031   178400 SH       DEFINED 01              16100            162300
Baidu.com, Inc.                COM              056752108    18919    78950 SH       DEFINED 01              33270             45680
Best Buy Co., Inc.             COM              086516101    18808   453650 SH       DEFINED 01             190600            263050
BlackRock, Inc.                COM              09247X101    83356   408250 SH       DEFINED 01             163250            245000
Blue Nile, Inc.                COM              09578R103    53560   989100 SH       DEFINED 01             407400            581700
CB Richard Ellis Group, Inc.   COM              12497T101     9474   437800 SH       DEFINED 01             183000            254800
Cbeyond, Inc.                  COM              149847105     2847   151500 SH       DEFINED 01              33500            118000
Celgene Corporation            COM              151020104    38781   632750 SH       DEFINED 01             268000            364750
Cisco Systems, Inc.            COM              17275R102    50725  2105650 SH       DEFINED 01             896050           1209600
Coach, Inc.                    COM              189754104    28781   954600 SH       DEFINED 01             386100            568500
Cognizant Technology Solutions COM              192446102    94869  3290640 SH       DEFINED 01            1345640           1945000
Covance Inc.                   COM              222816100    23140   278900 SH       DEFINED 01             102000            176900
Crown Castle International Cor COM              228227104      307     8900 SH       DEFINED 01               8900
Data Domain, Inc.              COM              23767P109     1918    80600 SH       DEFINED 01              19800             60800
Dynamic Materials Corporation  COM              267888105      998    23100 SH       DEFINED 01               2100             21000
Energy Conversion Devices, Inc COM              292659109      392    13100 SH       DEFINED 01               1200             11900
Euronet Worldwide, Inc.        COM              298736109    28372  1473100 SH       DEFINED 01             548800            924300
F5 Networks, Inc.              COM              315616102    25712  1415100 SH       DEFINED 01             581200            833900
First Solar, Inc.              COM              336433107   157619   681920 SH       DEFINED 01             278150            403770
Focus Media Holding Ltd.       COM              34415V109    19837   564350 SH       DEFINED 01             238500            325850
Fuel Tech, Inc.                COM              359523107     4198   204800 SH       DEFINED 01              38400            166400
Genentech, Inc.                COM              368710406    50038   616381 SH       DEFINED 01             259981            356400
Gilead Sciences, Inc.          COM              375558103    94287  1829750 SH       DEFINED 01             765050           1064700
Global Sources LTD.            COM              G39300101      255    17140 SH       DEFINED 01              17140
Google Inc.                    COM              38259P508    85682   194525 SH       DEFINED 01              84560            109965
Greenhill & Co., Inc.          COM              395259104     1944    27950 SH       DEFINED 01               9350             18600
HMS Holdings Corp.             COM              40425J101     4237   148400 SH       DEFINED 01              15100            133300
Hansen Medical, Inc.           COM              411307101      419    29800 SH       DEFINED 01               2700             27100
Hologic, Inc.                  COM              436440101    41572   747700 SH       DEFINED 01             290750            456950
Huron Consulting Group Inc.    COM              447462102    36531   879200 SH       DEFINED 01             348700            530500
IDEXX Laboratories, Inc.       COM              45168D104    23980   486800 SH       DEFINED 01             190000            296800
IHS Inc.                       COM              451734107     3627    56400 SH       DEFINED 01               5100             51300
Insulet Corporation            COM              45784P101     1306    90700 SH       DEFINED 01              33100             57600
Intuitive Surgical, Inc.       COM              46120E602    47053   145070 SH       DEFINED 01              56900             88170
Itron, Inc.                    COM              465741106     1408    15600 SH       DEFINED 01               1400             14200
Liberty Global, Inc.           COM              530555101      730    21408 SH       DEFINED 01              21408
Life Time Fitness, Inc.        COM              53217R207    25126   805050 SH       DEFINED 01             315350            489700
LifeCell Corporation           COM              531927101    17480   415900 SH       DEFINED 01             155400            260500
MEMC Electronic Materials, Inc COM              552715104    18026   254250 SH       DEFINED 01             111700            142550
Monster Worldwide, Inc.        COM              611742107    24338  1005300 SH       DEFINED 01             431500            573800
Myriad Genetics, Inc.          COM              62855J104     1334    33100 SH       DEFINED 01               3000             30100
NII Holdings, Inc.             COM              62913F201    54493  1714700 SH       DEFINED 01             702750           1011950
Nordstrom, Inc.                COM              655664100    27550   845100 SH       DEFINED 01             333900            511200
Omniture, Inc.                 COM              68212S109     2114    91100 SH       DEFINED 01              18300             72800
Paychex, Inc.                  COM              704326107    33830   987450 SH       DEFINED 01             402750            584700
Portfolio Recovery Associates, COM              73640Q105    40057   933950 SH       DEFINED 01             364550            569400
Psychiatric Solutions, Inc.    COM              74439H108    64231  1893600 SH       DEFINED 01             742800           1150800
QUALCOMM Incorporated          COM              747525103    66227  1615302 SH       DEFINED 01             697302            918000
Riverbed Technology, Inc.      COM              768573107    18026  1213050 SH       DEFINED 01             463050            750000
SBA Communications Corporation COM              78388J106      337    11300 SH       DEFINED 01              11300
Shutterfly, Inc.               COM              82568P304     1946   130850 SH       DEFINED 01              47300             83550
Sohu.com Inc.                  COM              83408w103      424     9400 SH       DEFINED 01               9400
Starbucks Corporation          COM              855244109    22511  1286360 SH       DEFINED 01             542200            744160
Starent Networks, Corp.        COM              85528P108    14241  1054900 SH       DEFINED 01             424800            630100
SunPower Corporation           COM              867652109    79282  1064050 SH       DEFINED 01             428400            635650
Time Warner Telecom Inc.       COM              887319101    36945  2385100 SH       DEFINED 01             996600           1388500
Trina Solar Limited            COM              89628E104    24298   790450 SH       DEFINED 01             321350            469100
United Therapeutics Corporatio COM              91307C102    13360   154100 SH       DEFINED 01              56200             97900
Urban Outfitters, Inc.         COM              917047102    19606   625400 SH       DEFINED 01             253400            372000
VCA Antech, Inc.               COM              918194101    14107   515800 SH       DEFINED 01             216500            299300
VMware, Inc.                   COM              928563402    26810   626100 SH       DEFINED 01             266150            359950
VistaPrint Limited             COM              G93762204    36769  1052050 SH       DEFINED 01             419250            632800
Yahoo! Inc.                    COM              984332106     5008   173100 SH       DEFINED 01              91200             81900
Zoltek Companies, Inc.         COM              98975W104     1231    46400 SH       DEFINED 01               4200             42200
comScore, Inc.                 COM              20564W105      943    47000 SH       DEFINED 01              22800             24200
eBay Inc.                      COM              278642103    42565  1426450 SH       DEFINED 01             620950            805500
eHealth, Inc.                  COM              28238P109     1300    58900 SH       DEFINED 01               5300             53600
lululemon athletica inc.       COM              550021109      816    28700 SH       DEFINED 01               2600             26100